Reclassification of OCI (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Comprehensive Income Net Of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Three Months Ended September 30, 2013			NIne Months Ended September 30, 2013
	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total	Foreign currency translation gain (loss), net of tax	Marketable securities, net of tax	Total
Balance at the beginning of period	$(362)	$-	$(362)	$2,874	$254	$3,128
Other comprehensive income before reclassifications	2,976	-	2,976	(260)	373	113
Amounts reclassified from AOCI(a)	-	-	-	-	(627)	(627)
Net change in AOCI	2,976	-	2,976	(260)	(254)	(514)
Balance at the end of period	$2,614	$-	$2,614	$2,614	$-	$2,614

The gain on marketable securities reclassified out of AOCI for the nine months ended September 30, 2013 is composed of a $964 gain and income tax expense of $337. The gain and income tax expense are included in “Other revenue” and “Provision for income taxes,” respectively, in the consolidated statements of income.

	As of December 31,
	2012	2011	2010
Unrealized derivatives loss, net of tax	$(1)	$(13)	$(111)
Foreign currency translation gain (loss), net of tax	2,875	(6,077)	6,210
Marketable securities unrealized (gain) loss, net of tax	254	(806)	(1,302)
Accumulated other comprehensive income (loss)	$3,128	$(6,896)	$4,797